LOANS RECEIVABLE - Provision/reversal for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LOANS RECEIVABLE
Beginning balance	$ 11,263	$ 11,180	$ 11,259
Provision (reversal)	(103)	1,029	(343)
Foreign currency translation adjustments	(187)	(946)	264
Ending balance	$ 10,973	$ 11,263	$ 11,180